CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS)
Net income (loss)	$ 12,140	75,636	(6,950)	62,810
Other comprehensive loss
Foreign currency translation adjustments	(10)	(62)	(1,661)	(4,563)
Comprehensive income (loss)	$ 12,130	75,574	(8,611)	58,247